                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bill & Melinda Gates Foundation Trust
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

Form 13F File Number: 28-10098
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Authorized Agent
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Michael Larson           Kirkland, Washington   February 14, 2007
   -------------------------------    --------------------   -----------------
           [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 44
                                        --------------------

Form 13F Information Table Value Total: $5,898,637
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson
    ------       -----------------         ---------------------------------

                           FORM 13F INFORMATION TABLE

      COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ------------ --------- ---------- ---------------------- ------------ ---------- ----------------------
                            TITLE OF               VALUE     SHRS OR    SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER            CLASS       CUSIP    (x$1000)   PRN AMT    PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED    NONE
------------------------- ------------ --------- ---------- ---------- ----- ------ ------------ ---------- ------ --------- ------
ABBOTT LABS               COM          002824100 $  169,029  3,470,100  SH              OTHER        1             3,470,100
AGL RES INC               COM          001204106 $   77,820  2,000,000  SH              OTHER        1             2,000,000
AON CORP                  COM          037389103 $   35,340  1,000,000  SH              OTHER        1             1,000,000
ARCHER DANIELS MIDLAND
 CO                       COM          039483102 $  139,186  4,355,000  SH              OTHER        1             4,355,000
BALLY TOTAL FITNESS HLDG
 CORP                     COM          05873K108 $      437    178,431  SH              OTHER        1               178,431
BAXTER INTL INC           COM          071813109 $   92,780  2,000,000  SH              OTHER        1             2,000,000
BERKSHIRE HATHAWAY INC
 DEL                      CL B         084670207 $1,833,000    500,000  SH              OTHER        1               500,000
BP PLC                    SPONSORED
                           ADR         055622104 $  310,874  4,633,000  SH              OTHER        1             4,633,000
CANADIAN NATL RY CO       COM          136375102 $  236,271  5,490,855  SH              OTHER        1             5,490,855
CATERPILLAR INC DEL       COM          149123101 $   81,140  1,323,000  SH              OTHER        1             1,323,000
CBS CORP NEW              CL B         124857202 $   15,590    500,000  SH              OTHER        1               500,000
COCA COLA CO              COM          191216100 $   93,219  1,932,000  SH              OTHER        1             1,932,000
COCA COLA FEMSA S A CV    SPON ADR
                           REP L       191241108 $  124,674  3,280,900  SH              OTHER        1             3,280,900
COSTCO WHSL CORP NEW      COM          22160K105 $  257,900  4,878,000  SH              OTHER        1             4,878,000
DAIMLER CHRYSLER AG
 STUTTGART                ORD          D1668R123 $   61,744  1,001,000  SH              OTHER        1             1,001,000
DISNEY WALT CO            COM DISNEY   254687106 $    3,427    100,000  SH              OTHER        1               100,000
EASTMAN KODAK CO          COM          277461109 $    2,580    100,000  SH              OTHER        1               100,000
EXPEDITORS INTL WASH INC  COM          302130109 $   58,644  1,448,000  SH              OTHER        1             1,448,000
EXXON MOBIL CORP          COM          30231G102 $  270,887  3,535,000  SH              OTHER        1             3,535,000
FEDEX CORP                COM          31428X106 $  106,991    985,000  SH              OTHER        1               985,000
FOUR SEASONS HOTEL INC    LTD VTG SH   35100E104 $  162,680  1,984,150  SH              OTHER        1             1,984,150
GREAT PLAINS ENERGY INC   COM          391164100 $   24,648    775,084  SH              OTHER        1               775,084
GREATER CHINA FD INC      COM          39167B102 $    4,272    135,700  SH              OTHER        1               135,700
GRUPO TELEVISA SA DE CV   SPON ADR
                           REP ORD     40049J206 $  160,699  5,949,600  SH              OTHER        1             5,949,600
HOME DEPOT INC            COM          437076102 $   56,304  1,402,000  SH              OTHER        1             1,402,000
HOSPIRA INC               COM          441060100 $   11,653    347,010  SH              OTHER        1               347,010
IAC INTERACTIVECORP       COM NEW      44919P300 $    1,858     50,000  SH              OTHER        1                50,000
JOHNSON & JOHNSON         COM          478160104 $   68,073  1,031,100  SH              OTHER        1             1,031,100
KOREA FD                  COM          500634100 $    1,715     50,188  SH              OTHER        1                50,188
LILLY ELI & CO            COM          532457108 $   48,870    938,000  SH              OTHER        1               938,000
MERCK & CO INC            COM          589331107 $  276,315  6,337,500  SH              OTHER        1             6,337,500
NORFOLK SOUTHERN CORP     COM          655844108 $   50,290  1,000,000  SH              OTHER        1             1,000,000
NUVELO INC                COM NEW      67072M301 $      133     33,333  SH              OTHER        1                33,333
PFIZER INC                COM          717081103 $   87,819  3,390,700  SH              OTHER        1             3,390,700
REPUBLIC SVCS INC         COM          760759100 $   36,603    900,000  SH              OTHER        1               900,000
RESPIRONICS INC           COM          761230101 $   18,875    500,000  SH              OTHER        1               500,000
SCHERING PLOUGH CORP      COM          806605101 $  260,359 11,013,500  SH              OTHER        1            11,013,500
SEATTLE GENETICS INC      COM          812578102 $   18,767  3,521,088  SH              OTHER        1             3,521,088
SONY CORP                 ADR NEW      835699307 $    4,283    100,000  SH              OTHER        1               100,000
TYCO INTL LTD             NEW COM      902124106 $  145,798  4,796,000  SH              OTHER        1             4,796,000
VIACOM INC NEW            CL B         92553P201 $   20,515    500,000  SH              OTHER        1               500,000
WAL MART STORES INC       COM          931142103 $   46,319  1,003,000  SH              OTHER        1             1,003,000
WASTE MGMT INC DEL        COM          94106L109 $  230,151  6,259,201  SH              OTHER        1             6,259,201
WYETH                     COM          983024100 $  190,105  3,733,400  SH              OTHER        1             3,733,400